Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-Term Debt [Line Items]
Short-term borrowings			¥ 790
Borrowings from a Commercial Bank [Member]
Short-Term Debt [Line Items]
Short-term borrowings			¥ 790